Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax [Abstract]
Income tax	$ 10,147	$ (9,577)
Profit (loss) before income tax	$ (48,412)	$ 5,887